Provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 199,520
Additional provisions	55,975
Utilized amounts	(146,897)
Reversals of unused amounts	(12,395)
Discount rate adjustment and imputed interest	117
Foreign currency translation adjustment	(6,195)
Ending balance	90,125	$ 199,520
Current portion	63,549	175,632
Non-current portion	26,576	23,888
Restructuring costs	0	155,411
Termination of employment costs		144,202
Impairment of PP&E		1,035
Impairment of right of use assets	0	5,092
Other restructuring costs		5,082
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	115,272
Additional provisions	1,008
Utilized amounts	(93,340)
Reversals of unused amounts	0
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	(3,292)
Ending balance	19,648	115,272
Current portion	19,289
Non-current portion	359
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Beginning balance	26,561
Additional provisions	2,239
Utilized amounts	(2,677)
Reversals of unused amounts	(437)
Discount rate adjustment and imputed interest	117
Foreign currency translation adjustment	(951)
Ending balance	24,852	26,561
Current portion	4,466
Non-current portion	20,386
Provisons based on expected cash flows	$ 25,491
Weighted average rate	0.57%
Others
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 57,687
Additional provisions	52,728
Utilized amounts	(50,880)
Reversals of unused amounts	(11,958)
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	(1,952)
Ending balance	45,625	$ 57,687
Current portion	39,794
Non-current portion	$ 5,831
Minimum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	1 year
Maximum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	12 years